Allowance For Loan Losses (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 253,809,000		$ 276,963,000		$ 384,351,000
Charge-offs	(90,446,000)		(121,418,000)		(225,010,000)	[1]
Recoveries	42,085,000		43,264,000		39,622,000
Provision for loan losses	27,000,000		55,000,000		78,000,000	[2]
Ending Balance	232,448,000		253,809,000		276,963,000
Allowance - individually evaluated for impairment	63,628,000		77,334,000		75,160,000
Allowance - collectively evaluated for impairment	165,635,000		175,658,000		201,803,000
Allowance - purchased credit impaired loans	3,185,000		817,000
Individually evaluated for impairment	342,345,000		400,468,000		454,895,000
Collectively evaluated for impairment	15,846,431,000		14,941,780,000		16,253,687,000
Purchase credit impaired loans - recorded investment	41,390,000		46,826,000
Loans, net of unearned income	16,230,166,000		15,389,074,000		16,708,582,000
Commercial Financial And Industrial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	86,446,000		96,191,000		130,413,000
Charge-offs	(20,492,000)		(22,936,000)		(30,887,000)	[1]
Recoveries	9,666,000		12,487,000		11,151,000
Provision for loan losses	(8,609,000)		704,000		(14,486,000)	[2]
Ending Balance	67,011,000		86,446,000		96,191,000
Allowance - individually evaluated for impairment	5,173,000		14,295,000		17,799,000
Allowance - collectively evaluated for impairment	61,806,000		72,132,000		78,392,000
Allowance - purchased credit impaired loans	32,000		19,000
Individually evaluated for impairment	35,698,000		80,231,000		123,636,000
Collectively evaluated for impairment	8,966,512,000		7,836,250,000		8,673,320,000
Purchase credit impaired loans - recorded investment	5,076,000		7,095,000
Loans, net of unearned income	9,007,286,000		7,923,576,000		8,796,956,000
Commercial Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	10,603,000		19,997,000		55,586,000
Charge-offs	(3,741,000)		(3,502,000)		(19,977,000)	[1]
Recoveries	4,150,000		4,275,000		4,475,000
Provision for loan losses	7,562,000		(10,167,000)		(20,087,000)	[2]
Ending Balance	18,574,000		10,603,000		19,997,000
Allowance - individually evaluated for impairment	796,000		1,600,000		156,000
Allowance - collectively evaluated for impairment	14,702,000		8,218,000		19,841,000
Allowance - purchased credit impaired loans	3,076,000		785,000
Individually evaluated for impairment	19,430,000		27,812,000		49,517,000
Collectively evaluated for impairment	1,222,658,000		1,066,639,000		1,118,718,000
Purchase credit impaired loans - recorded investment	35,629,000		38,828,000
Loans, net of unearned income	1,277,717,000		1,133,279,000		1,168,235,000
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	126,785,000		128,949,000		165,077,000
Charge-offs	(45,391,000)		(73,642,000)		(147,918,000)	[1]
Recoveries	22,824,000		21,360,000		17,770,000
Provision for loan losses	8,793,000		50,118,000		94,020,000	[2]
Ending Balance	113,011,000		126,785,000		128,949,000
Allowance - individually evaluated for impairment	40,778,000		44,173,000		35,289,000
Allowance - collectively evaluated for impairment	72,156,000		82,601,000		93,660,000
Allowance - purchased credit impaired loans	77,000		11,000
Individually evaluated for impairment	173,225,000		170,422,000		160,000,000
Collectively evaluated for impairment	4,874,171,000		5,162,060,000		5,528,703,000
Purchase credit impaired loans - recorded investment	675,000		889,000
Loans, net of unearned income	5,048,071,000	[3]	5,333,371,000	[3]	5,688,703,000
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	22,491,000		24,928,000		26,194,000
Charge-offs	(5,891,000)		(9,934,000)		(13,604,000)	[1]
Recoveries	2,314,000		2,473,000		3,024,000
Provision for loan losses	208,000		5,024,000		9,314,000	[2]
Ending Balance	19,122,000		22,491,000		24,928,000
Allowance - individually evaluated for impairment	16,627,000		17,042,000		21,713,000
Allowance - collectively evaluated for impairment	2,495,000		5,449,000		3,215,000
Allowance - purchased credit impaired loans	0		0
Individually evaluated for impairment	113,459,000		121,458,000		120,924,000
Collectively evaluated for impairment	425,502,000		540,784,000		644,659,000
Purchase credit impaired loans - recorded investment	0		0
Loans, net of unearned income	538,961,000		662,242,000	[4]	765,583,000
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	7,484,000		6,898,000		7,081,000
Charge-offs	(14,931,000)		(11,404,000)		(12,624,000)	[1]
Recoveries	3,131,000		2,669,000		3,202,000
Provision for loan losses	19,046,000		9,321,000		9,239,000	[2]
Ending Balance	14,730,000		7,484,000		6,898,000
Allowance - individually evaluated for impairment	254,000		224,000		203,000
Allowance - collectively evaluated for impairment	14,476,000		7,258,000		6,695,000
Allowance - purchased credit impaired loans	0		2,000
Individually evaluated for impairment	533,000		545,000		818,000
Collectively evaluated for impairment	357,588,000		336,047,000		288,287,000
Purchase credit impaired loans - recorded investment	10,000		14,000
Loans, net of unearned income	$ 358,131,000		$ 336,606,000		$ 289,105,000

[1]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment .
[2]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[3]	Balances as of December 31, 2014 and 2013, include $ 76.8 million and $ 333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.
[4]	Balance as of December 31, 201 3, includes $ 11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.